UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-04993

Nicholas Limited Edition, Inc.

(Exact Name of Registrant as specified in charter)

411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414 - 272 - 4650 Date of fiscal year end: 12/31/2018 Date of reporting period: 06/30/2018

Item 1. Report to Stockholders.

SEMIANNUAL REPORT

June 30, 2018

NICHOLAS

LIMITED EDITION, INC.

WWW . NICHOLASFUNDS . COM

NICHOLAS LIMITED EDITION, INC.

August 2018

Dear Fellow Shareholders:

During the six- month period ended June 30, 2018, Nicholas Limited Edition (the Fund) Class I returned 7.33% compared to 9.70% for the Russell 2000 Growth Index, 7.66% for the Russell 2000 Index and 2.65% for the Standard & Poor's ( S&P ) 500 Index.

The first half of 2018 continued the positive backdrop from the prior year, which included seemingly synchronized worldwide economic growth, a large U.S. tax cut signed in December 2017 and continued low volatility in many asset markets. Fundamental performance from companies during the first half was generally better than investor expectations, helping to fuel stock market gains. Chatter of a large and prolonged trade war has yet to impact sentiment in the equity markets.

Additional returns for the Fund and selected indices are provided in the chart below for the periods ended June 30, 2018.

		Average Annual Total Return

	6 Months	1 Year	3 Year	5 Year

Nicholas Limited Edition, Inc.
Class I	7.33%	15.20%	10.60%	11.89%
Nicholas Limited Edition, Inc.
Class N	7.15%	14.82%	10.23%	11.51%
Russell 2000 Growth Index	9.70%	21.86%	10.60%	13.65%
Russell 2000 Index	7.66%	17.57%	10.96%	12.46%
Morningstar Small-Cap Growth
Fund Category	11.05%	22.70%	11.04%	12.76%
Standard & Poor s 500 Index	2.65%	14.37%	11.93%	13.42%
Ending value of $10,000 invested in
Nicholas Limited Edition, Inc.
Class I	$10,733	$11,520	$13,529	$17,537
Ending value of $10,000 invested in
Nicholas Limited Edition, Inc.
Class N	$10,715	$11,482	$13,394	$17,242
Fund's Class I Expense Ratio (from 04/30/18 Prospectus): 0.86%
Fund's Class N Expense Ratio (from 04/30/18 Prospectus): 1.19%

The Fund's expense ratios for the period ended June 30, 2018 can be found in the financial highlights included within this report.

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by visiting www.nicholasfunds.com/returns.html.

The Fund's returns are reduced by expenses; while the market indices are not. The ending values above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed. Assumes reinvestment of dividends and capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

Class N of the Fund commenced operations on February 28, 2005. Class I shares and Class N shares are invested in the same portfolio of securities. Annual returns will generally differ only to the extent that the classes do not have the same expenses. Please see the respective prospectus for details.

The Fund's performance relative to the Russell 2000 Growth Index was positively driven by stock selection in the information technology sector. Detractors from performance were largely driven by health care, due to our lack of exposure to biotechnology stocks, and consumer sectors. The Fund's relative performance was about in line for the industrial, financial, and materials sectors. Further, the Fund was marginally helped by not having exposure to the energy sector. On an absolute basis, the top five performers for the Fund during the first half of 2018 were Q2 Holdings, CyberArk Software, Bottomline Technologies, ICF International and Morningstar. The five holdings that hindered performance the most were Core- Mark Holding Company, Beacon Roofing Supply, QTS Realty Trust, Middleby Corporation and Prestige Brands Holdings.

As of June 30, 2018, the Fund consisted of 72 stocks and approximately 6% cash. We believe the Fund is well diversified with sector weightings consisting of approximately 25% information technology, 21% industrials, 18% health care, 12% financials and real estate, 11% consumer related, and 7% in the materials area.

Looking at the remainder of 2018, we believe the market is optimistic that continued strong economic growth, U.S. tax cuts and easing regulatory burdens will lead to higher market prices. However, the Russell 2000 Growth Index has declined only twice since year end 2008, and those declines were small at 2.9% and 1.4% (the S&P 500 Index was positive over the same period) . Comparing the nearly one- way move up since 2009 and high levels of positive sentiment regarding future market returns against very high valuations across many financial assets warrants caution for the back half of 2018 and the year 2019. Nonetheless, we continue to focus on uncovering opportunities consistent with our belief that investing in companies that can generate positive growth, good returns on capital and sell at relatively attractive valuations is the best way to drive investment performance over the long run.

Thank you for your continued support.

Sincerely,

The information above represents the opinions of the Fund manager, is subject to change, and any forecasts made cannot be guaranteed.

Mutual fund investing involve risk. Principal loss is possible. The Fund may invest in small- and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility.

Diversification does not assure a profit nor protect against loss in a declining market.

Please refer to the schedule of investments in the report for complete Fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index. Each Morningstar Category average represents a universe of funds with similar investment objectives.

Return on capital measures the return that an investment generates for capital contributors, i.e. bondholders and stockholders. Return on capital indicates how effective a company is at turning capital into profits.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC.

Financial Highlights Class I (NCLEX) For a share outstanding throughout each period

	Six Months
	Ended		Years Ended December 31,
	06/30/18
	(unaudited)	2017	2016	2015	2014	2013

NET ASSET VALUE,
BEGINNING OF PERIOD	$26.32	$23.69	$23.31	$25.63	$27.05	$21.06
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment income (loss) (1)	(.01)	(.04)	.01	(.01)	(.05)	.03
Net gain (loss) on securities
(realized and unrealized)	1.94	4.77	2.90	(. 43)	1.26	7.57

Total from
investment operations	1.93	4.73	2.91	(. 44)	1.21	7.60

LESS DISTRIBUTIONS
From net investment income	--	--	(.00) (2)	--	(.00) (2)	(.01)
From net capital gain	--	(2.10)	(2.53)	(1.88)	(2.63)	(1.60)
	--
Total distributions		(2.10)	(2.53)	(1.88)	(2.63)	(1.61)

NET ASSET VALUE,
END OF PERIOD	$28.25	$26.32	$23.69	$23.31	$25. 63	$27. 05

TOTAL RETURN	7.33% (3)	19.92%	12.37%	(1.83)%	4.34%	36.13%

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$376.6	$358.0	$298.0	$273.4	$290.2	$308.3
Ratio of expenses to
average net assets	.87% (4)	.86%	.86%	.86%	.86%	.86%
Ratio of net investment income (loss)
to average net assets.	(.08)% (4)	(.14)%	.04%	(.04)%	(.20)%	.11%
Portfolio turnover rate	24.18% (4)	29.67%	42.07%	27.80%	19.59%	31.59%

(1)	Computed based on average shares outstanding.

(2)	The amount rounds to $0.00 or 0.00%.

(3)	Not annualized.

(4)	Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

4

Financial Highlights Class N (NNLEX) For a share outstanding throughout each period

	Six Months
	Ended		Years Ended December 31,
	06/30/18
	(unaudited)	2017	2016	2015	2014	2013

NET ASSET VALUE,
BEGINNING OF PERIOD	$24.74	$22.44	$22.27	$24.66	$26.21	$20.51
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment loss(1)	(.05)	(.11)	(.07)	(.10)	(.13)	(.06)
Net gain (loss) on securities
(realized and unrealized)	1.82	4.51	2.77	(. 41)	1.21	7.36

Total from
investment operations	1.77	4.40	2.70	(.51)	1.08	7.30

LESS DISTRIBUTIONS
From net investment income	--	--	--	--	--	--
From net capital gain	--	(2.10)	(2.53)	(1.88)	(2.63)	(1.60)

Total distributions	--	(2.10)	(2.53)	(1.88)	(2.63)	(1.60)

NET ASSET VALUE,
END OF PERIOD	$26.51	$24. 74	$22. 44	$22.27	$24. 66	$26. 21

TOTAL RETURN	7.15% (2)	19.57%	12.00%	(2.19)%	3.98%	35.60%

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$32.9	$33.0	$33.3	$31.5	$45.4	$60.2
Ratio of expenses to
average net assets	1.18% (3)	1.19%	1.21%	1.21%	1.21%	1.21%
Ratio of net investment loss
to average net assets.	(.40)% (3)	(.46)%	(.30)%	(.39)%	(.54)%	(.25)%
Portfolio turnover rate	24.18% (3)	29.67%	42.07%	27.80%	19.59%	31.59%

(1)	Computed based on average shares outstanding.

(2)	Not annualized.

(3)	Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

5

Top Ten Equity Portfolio Holdings June 30, 2018 (unaudited)

Percentage
Name	of Net Assets

LivaNova PLC	1.80%
WNS (Holdings) Limited	1.76%
Morningstar, Inc.	1.75%
Q2 Holdings, Inc.	1.74%
Bottomline Technologies (de), Inc.	1.70%
CyberArk Software Ltd.	1.68%
ICF International, Inc.	1.65%
Ollie s Bargain Outlet Holdings, Inc.	1.64%
ICON plc	1.62%
Paylocity Holding Corporation	1.61%

Total of top ten	16.95%

Sector Diversification (As a Percentage of Portfolio) June 30, 2018 (unaudited)

Fund Expenses
For the six month period ended June 30, 2018 (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and
(2) ongoing costs, including management fees and other operating expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the
Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.

The first line of the table below for each share class of the Fund provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of the
Fund and an assumed rate of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class I

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period*
	12/31/17	06/30/18	01/01/18 - 06/30/18

Actual	$1,000.00	$1,073.30	$4.50
Hypothetical	1,000.00	1,020.66	4.38
(5% return before expenses)

*	Expenses are equal to the Class I six-month annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 182 then divided by 365 to reflect the one- half year period.

Fund Expenses (continued) For the six month period ended June 30, 2018 (unaudited) Class N

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period**
	12/31/17	06/30/18	01/01/18 - 06/30/18

Actual	$1,000.00	$1,071.50	$6.09
Hypothetical	1,000.00	1,019.12	5.94
(5% return before expenses)

**	Expenses are equal to the Class N six-month annualized expense ratio of 1.18%, multiplied by the average account value over the period, multiplied by 182 then divided by 365 to reflect the one-half year period.

Schedule of Investments June 30, 2018 (unaudited)

Shares or
Principal
Amount		Value

COMMON STOCKS -- 94.19%
	Consumer Discretionary - Automobiles & Components -- 1.29%
77,500	Dorman Products, Inc. *	$ 5,294,025

	Consumer Discretionary - Durables & Apparel -- 1.08%
145,000	La-Z-Boy Incorporated	4,437,000

	Consumer Discretionary - Retailing -- 2.91%
70,000	Murphy USA Inc. *	5,200,300
92,500	Ollie's Bargain Outlet Holdings, Inc. *	6,706,250

		11,906,550

	Consumer Discretionary - Services -- 3.33%
155,000	Carriage Services, Inc.	3,805,250
275,000	Potbelly Corporation *	3,561,250
365,000	Wendy's Company (The)	6,270,700

		13,637,200

	Consumer Staples - Food & Staples Retailing -- 1.28%
58,000	PriceSmart, Inc.	5,249,000

	Consumer Staples - Food, Beverage & Tobacco -- 1.35%
287,500	Nomad Foods Limited *	5,517,125

	Financials - Banks -- 4.99%
180,894	First Financial Bancorp.	5,544,401
136,000	Glacier Bancorp, Inc.	5,260,480
67,500	IBERIABANK Corporation	5,116,500
192,500	Sterling Bancorp	4,523,750

		20,445,131

	Financials - Diversified -- 4.16%
135,000	Cohen & Steers, Inc.	5,630,850
230,366	Granite Point Mortgage Trust Inc.	4,227,216
56,000	Morningstar, Inc.	7,182,000

		17,040,066

	Financials - Insurance -- 1.49%
220,000	Brown & Brown, Inc.	6,100,600

	Health Care - Equipment & Services -- 13.04%
197,500	Diplomat Pharmacy, Inc. *	5,048,100
270,991	K2M Group Holdings, Inc. *	6,097,298
74,000	LivaNova PLC*	7,386,680
102,500	NuVasive, Inc. *	5,342,300
62,500	STERIS plc	6,563,125
71,500	Tabula Rasa HealthCare, Inc. *	4,563,845
162,500	Varex Imaging Corporation *	6,027,125

The accompanying notes to financial statements are an integral part of this schedule.

9

Schedule of Investments (continued) June 30, 2018 (unaudited)

Shares or
Principal
Amount		Value

COMMON STOCKS -- 94.19% (continued)
	Health Care - Equipment & Services -- 13.04% (continued)
217,500	Vocera Communications, Inc. *	$ 6,501,075
225,000	Wright Medical Group N. V. *	5,841,000

		53,370,548

	Health Care - Pharmaceuticals, Biotechnology &
	Life Sciences -- 5.03%
36,500	Bio-Techne Corporation	5,400,175
50,000	ICON plc*	6,626,500
95,000	Prestige Brands Holdings, Inc. *	3,646,100
105,000	Syneos Health, Inc. *	4,924,500

		20,597,275

	Industrials - Capital Goods -- 7.36%
87,500	A. O. Smith Corporation	5,175,625
92,500	Beacon Roofing Supply, Inc. *	3,942,350
246,048	BMC Stock Holdings, Inc. *	5,130,101
88,906	HEICO Corporation	6,483,933
40,000	Middleby Corporation (The)*	4,176,800
64,000	Regal-Beloit Corporation	5,235,200

		30,144,009

	Industrials - Commercial & Professional Services -- 8.99%
40,000	Healthcare Services Group, Inc.	1,727,600
95,000	ICF International, Inc.	6,749,750
232,500	Interface, Inc.	5,335,875
105,000	KAR Auction Services, Inc.	5,754,000
170,000	Ritchie Bros. Auctioneers Incorporated	5,800,400
135,696	SP Plus Corporation*	5,047,891
100,470	US Ecology, Inc.	6,399,939

		36,815,455

	Industrials - Transportation -- 4.19%
140,000	Knight-Swift Transportation Holdings Inc.	5,349,400
278,266	Marten Transport, Ltd.	6,525,338
140,000	Werner Enterprises, Inc.	5,257,000

		17,131,738

	Information Technology - Hardware & Equipment -- 2.61%
55,000	Acacia Communications, Inc. *	1,914,550
142,500	Control4 Corporation*	3,464,175
37,000	Zebra Technologies Corporation Class A*	5,300,250

		10,678,975

The accompanying notes to financial statements are an integral part of this schedule.

10

Schedule of Investments (continued) June 30, 2018 (unaudited)

Shares or
Principal
Amount		Value

COMMON STOCKS -- 94.19% (continued)
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 2.49%
74,140	Power Integrations, Inc.	$ 5,415,927
101,100	Semtech Corporation *	4,756,755

		10,172,682

	Information Technology - Software & Services -- 19.88%
124,000	BlackLine, Inc. *	5,385,320
140,000	Bottomline Technologies (de), Inc. *	6,976,200
109,500	CyberArk Software Ltd. *	6,894,120
190,000	Descartes Systems Group Inc. (The)*	6,175,000
106,500	Envestnet, Inc. *	5,852,175
57,500	Euronet Worldwide, Inc. *	4,816,775
99,000	ExlService Holdings, Inc. *	5,604,390
110,000	Imperva, Inc. *	5,307,500
41,500	Jack Henry & Associates, Inc.	5,409,940
112,000	Paylocity Holding Corporation *	6,592,320
125,000	Q2 Holdings, Inc. *	7,131,250
155,000	Rapid7, Inc. *	4,374,100
47,500	Veeva Systems Inc. *	3,650,850
138,400	WNS (Holdings) Limited *	7,221,712

		81,391,652

	Materials -- 7.25%
87,600	American Vanguard Corporation	2,010,420
59,500	AptarGroup, Inc.	5,556,110
177,500	GCP Applied Technologies Inc. *	5,138,625
135,000	PolyOne Corporation	5,834,700
95,000	RPM International, Inc.	5,540,400
78,500	Sensient Technologies Corporation	5,616,675

		29,696,930

	Real Estate -- 1.47%
152,500	QTS Realty Trust, Inc. Class A	6,023,750

	TOTAL COMMON STOCKS
	(cost $251,278,939)	385,649,711

The accompanying notes to financial statements are an integral part of this schedule.

11

Schedule of Investments (continued) June 30, 2018 (unaudited)

Shares or
Principal
Amount		Value

SHORT-TERM INVESTMENTS -- 5.89%
	U. S. Government Securities -- 4.39%
$6,000,000	U. S. Treasury Bill 07/12/2018, 1.746%	$ 5,997,130
6,000,000	U. S. Treasury Bill 07/19/2018, 1.671%	5,995,323
6,000,000	U. S. Treasury Bill 07/26/2018, 1.703%	5,993,289

		17,985,742

	Money Market Fund -- 1.50%
6,135,334	Morgan Stanley Liquidity Funds Government Portfolio
	(Institutional Class), 7-day net yield 1.81%	6,135,334

	TOTAL SHORT-TERM INVESTMENTS
	(cost $24,121,076)	24,121,076

	TOTAL INVESTMENTS
	(cost $275,400,015) 100.08%	409,770,787

	LIABILITIES, NET OF OTHER ASSETS (0.08)%	(335,244)

	TOTAL NET ASSETS
	(basis of percentages disclosed above) 100%	$409,435,543

* Non-income producing security.

The accompanying notes to financial statements are an integral part of this schedule.

12

Statement of Assets and Liabilities June 30, 2018 (unaudited)

ASSETS
Investments in securities at value (cost $275,400,015)	$409,770,787
Receivables -
Dividend and interest	296,975
Investment securities sold	130,030
Capital stock subscription	36,714

Total receivables	463,719

Other	14,673

Total assets	410,249,179

LIABILITIES
Payables -
Investment securities purchased	344,254
Due to adviser
Management fee	263,835
Accounting and administrative fee	8,794

Total due to adviser	272,629

12b-1 and servicing fee	86,543
Capital stock redemption	51,680
Other payables and accrued expense	58,530

Total liabilities	813,636

Total net assets	$409,435,543

NET ASSETS CONSIST OF
Paid in capital	$254,228,347
Net unrealized appreciation on investments	134,370,772
Accumulated undistributed net realized gain on investments	21,054,241
Accumulated net investment loss	(217,817)

Total net assets	$409,435,543

Class I
Net assets	$376,569,380
Shares outstanding	13,329,575
NET ASSET VALUE PER SHARE ($.01 par value,
39,000,000 shares authorized), offering price and redemption price	$28.25

Class N
Net assets	$32,866,163
Shares outstanding	1,239,821
NET ASSET VALUE PER SHARE ($.01 par value,
11,000,000 shares authorized), offering price and redemption price	$26.51

The accompanying notes to financial statements are an integral part of this statement.

13

Statement of Operations For the six months ended June 30, 2018 (unaudited)

INCOME
Dividend (net of foreign taxes of $8,925)	$ 1,359,004
Interest	186,753

Total income	1,545,757

EXPENSES
Management fee	1,477,708
Transfer agent fees	55,710
Accounting and administrative fees	49,257
Registration fees	45,257
12b-1 fees - Class N	40,758
Audit and tax fees	15,675
Directors fees	12,644
Printing	12,092
Accounting system and pricing service fees	11,233
Servicing fees - Class N	9,782
Custodian fees	9,758
Postage and mailing	9,254
Insurance	6,419
Legal fees	5,165
Other operating expenses	2,862

Total expenses	1,763,574

Net investment loss	(217,817)

NET REALIZED GAIN ON INVESTMENTS	21,054,241

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION
ON INVESTMENTS	7,198,463

Net realized and unrealized gain on investments.	28,252,704

Net increase in net assets resulting from operations	$28,034,887

The accompanying notes to financial statements are an integral part of this statement.

14

Statements of Changes in Net Assets For the six months ended June 30, 2018 (unaudited) and the year ended December 31, 2017

	Six Months Ended
	06/30/2018	Year Ended
	(unaudited)	12/31/2017

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$ (217,817)	$ (611,705)
Net realized gain on investments	21,054,241	29,934,702
Change in net unrealized appreciation/depreciation
on investments	7,198,463	36,922,746

Net increase in net assets resulting from operations	28,034,887	66,245,743

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments - Class I	--	(26,696,886)
From net realized gain on investments - Class N	--	(2,626,487)

Total distributions	--	(29,323,373)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued - Class I
(440,826 and 1,386,362 shares, respectively)	11,888,944	35,736,343
Reinvestment of distributions - Class I
(-- and 925,602 shares, respectively)	--	24,463,661
Cost of shares redeemed - Class I
(711,214 and 1,290,762 shares, respectively)	(19,072,056)	(33,715,710)
Proceeds from shares issued - Class N
(67,145 and 252,951 shares, respectively)	1,697,720	6,155,489
Reinvestment of distributions - Class N
(-- and 104,782 shares, respectively)	--	2,602,786
Cost of shares redeemed - Class N
(161,972 and 508,517 shares, respectively)	(4,109,384)	(12,466,838)

Change in net assets derived from
capital share transactions	(9,594,776)	22,775,731

Total increase in net assets	18,440,111	59,698,101

NET ASSETS
Beginning of period	390,995,432	331,297,331

End of period (including accumulated net
investment loss of $(217,817) and $--, respectively)	$409,435,543	$390,995,432

The accompanying notes to financial statements are an integral part of these statements.

15

Notes to Financial Statements
June 30, 2018 (unaudited)

These financial statements have been prepared pursuant to reporting rules for interim financial statements. Accordingly, these financial statements do not include all of the information and footnotes required by generally accepted accounting principles ( GAAP ) for annual financial statements. These financial statements should be read in conjunction with the financial statements and financial highlights and notes in the Fund's Annual Report on Form
N - CSR for the year ended December 31, 2017.

These financial statements have not been audited. Management believes that these financial statements include all adjustments (which, unless otherwise noted, include only normal recurring adjustments) necessary for a fair presentation of the financial results for each period shown.

(1) Summary of Significant Accounting Policies
Nicholas Limited Edition, Inc. (the Fund ) is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the
Investment Company Act of 1940, as amended. The primary objective of the Fund is long-
term growth. The following is a summary of the significant accounting policies of the Fund:

(a) Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price. For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official
Closing Price. Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value, which is calculated as of the close of regular trading on the New York Stock Exchange. Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal institutional- sized trading units, issuer analysis, bond market activity and various other factors. Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the Board of Directors. Short-term investments purchased at par are valued at cost, which approximates market value. Short-term investments purchased at a premium or discount are stated at amortized cost, which approximates market value. The Fund did not maintain any positions in derivative instruments or engage in hedging activities during the year. Investment transactions for financial statement purposes are recorded on trade date.

In accordance with Accounting Standards Codification ( ASC ) 820-10, Fair Value
Measurements and Disclosures ( ASC 820-10 ), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.
ASC 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be

Notes to Financial Statements (continued)
June 30, 2018 (unaudited)

observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
Unobservable inputs are inputs that reflect the reporting entity s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 quoted prices in active markets for identical investments

Level 2 other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.)

Level 3 significant unobservable inputs (including the Fund s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the
Fund s investments carried at value:

Investments
Valuation Inputs	in Securities

Level 1
Common Stocks (1)	$385,649,711
Money Market Fund	6,135,334
Level 2
U. S. Government Securities	17,985,742
Level 3
None

Total	$409,770,787

(1) See Schedule of Investments for further detail by industry.

There were no transfers between levels during the period ended June 30, 2018 and the Fund did not hold any Level 3 investments during the period.

(b) Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

(c) Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Non-cash dividends, if any, are recorded at value on date of distribution. Generally, discounts and premiums on long- term debt security purchases, if any, are amortized over the expected lives of the respective securities using the effective yield method.

(d) Provision has not been made for federal income taxes or excise taxes since the
Fund has elected to be taxed as a regulated investment company and intends to

Notes to Financial Statements (continued)
June 30, 2018 (unaudited)

distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for 12b-1 and shareholder servicing fees and certain other fees and expenses related to one class of shares.

Class N shares are subject to a 0.25% 12b-1 fee and a 0.10% servicing fee, as described in its prospectus. Subsequent to April 30, 2017 through June 30, 2018, the servicing fee was voluntarily reduced to 0.06%. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares.

(e) Dividends and distributions paid to shareholders are recorded on the ex- dividend date. Distributions from net investment income are generally declared and paid at least annually. Distributions of net realized capital gain, if any, are declared and paid at least annually.

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles ( U.S. GAAP ) for financial reporting purposes. Financial reporting records are adjusted for permanent book-to-tax differences to reflect tax character.

The tax character of distributions paid during the six months ended June 30, 2018 and the year ended December 31, 2017 was as follows:

	06/30/2018	12/31/2017

Distributions paid from:
Ordinary income	$--	$ 1,858,982
Long-term capital gain	--	27,464,391

Total distributions paid	$--	$29,323,373

As of June 30, 2018, investment cost for federal tax purposes was $275,400,015 and the tax basis components of net assets were as follows:

Unrealized appreciation	$137,553,669
Unrealized depreciation	(3,182,897)

Net unrealized appreciation	$134,370,772

There were no differences between the book-basis and tax-basis components of net assets.

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of June 30, 2018. Also, the Fund recognized no interest and penalties related to uncertain tax benefits during the period ended

Notes to Financial Statements (continued)
June 30, 2018 (unaudited)

June 30, 2018. At June 30, 2018, the fiscal years 2014 through 2017 remain open to examination in the Fund s major tax jurisdictions.

(f) The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the
Financial Accounting Standards Board ASC 946, Financial Services Investment
Companies. U.S. GAAP guidance requires management to make estimates and assumptions that effect the amounts reported in the financial statements and accompanying notes. Actual results could differ from estimates.

(g) In the normal course of business the Fund enters into contracts that contain general indemnification clauses. The Fund s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

(h) In connection with the preparation of the Fund s financial statements, management evaluated subsequent events after the date of the Statement of Assets and
Liabilities of June 30, 2018. There have been no material subsequent events since
June 30, 2018 that would require adjustment to or additional disclosure in these financial statements.

(2) Related Parties
(a) Investment Adviser and Management Agreement

The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the Adviser ) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of 0.75% of the average net asset value of the Fund.

The Adviser may be paid for accounting and administrative services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including
$2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made at the close of each business day of each month, and (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to
$50,000 for such services.

(b) Legal Counsel

A director of the Adviser is affiliated with a law firm that provides services to the
Fund. The Fund incurred expenses of $2,665 for the period ended June 30, 2018 for legal services rendered by this law firm.

(3) Investment Transactions
For the period ended June 30, 2018, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $44,563,268 and
$60,655,421, respectively.

Historical Record (unaudited)

		Net
		Investment		Dollar	Growth of
	Net	Income	Capital Gain	Weighted	an Initial
	Asset Value	Distributions	Distributions	Price/Earnings	$10,000
Class I	Per Share	Per Share	Per Share	Ratio(2)	Investment (3)

May 18, 1987 (1)	$10.00	$--	$ --	--	$10,000
December 31, 1987	9.15	. 0900	--	13.9 times	9,242
December 31, 1988	11.29	. 0969	. 2527	14.1	11,762
December 31, 1989	12.49	. 1453	. 6151	16.3	13,804
December 31, 1990	12.03	. 1207	. 1213	14.2	13,566
December 31, 1991	16.86	. 1228	. 2407	21.9	19,429
December 31, 1992	18.77	. 0815	. 8275	18.8	22,690
December 31, 1993	18.68	. 0867	1.6782	20.4	24,738
December 31, 1994	17.09	. 1031	. 9065	18.3	23,985
December 31, 1995	19.22	. 0761	2.9353	25.2	31,223
December 31, 1996	20.74	. 0124	2.6151	30.7	38,031
December 31, 1997	25.07	. 0029	2.4886	33.0	50,590
December 31, 1998	24.20	. 0142	1.2490	30.3	51,436
December 31, 1999	22.61	. 0538	. 5439	23.4	49,333
December 31, 2000	15.16	--	5.5800	25.9	45,063
December 31, 2001	16.37	--	. 0357	25.5	48,764
December 31, 2002	12.49	--	. 0311	21.4	37,299
December 31, 2003	17.43	--	--	24.2	52,051
December 31, 2004	19.59	--	. 2679	25.3	59,309
December 31, 2005	19.23	--	1.8896	25.2	63,925
December 31, 2006	19.62	--	. 8425	23.6	68,002
December 31, 2007	20.07	. 0008	1.7607	24.7	75,615
December 31, 2008	13.93	. 0301	. 0327	14.9	52,733
December 31, 2009	17.76	. 0005	--	23.5	67,234
December 31, 2010	21.85	--	1.5377	24.8	88,494
December 31, 2011	20.90	--	1.2484	22.9	89,672
December 31, 2012	21.06	. 0043	2.0167	22.3	99,159
December 31, 2013	27.05	. 0160	1.5957	23.9	134,984
December 31, 2014	25.63	. 0002	2.6251	24.9	140,842
December 31, 2015	23.31	--	1.8767	23.4	138,262
December 31, 2016	23.69	. 0012	2.5295	25.3	155,364
December 31, 2017	26.32	--	2.0989	27.7	186,320
June 30, 2018	28.25	--	--	28.1	199,982
Class N
February 28, 2005 (1)	$19.30	$--	$ --	25.5 times	$10,000
December 31, 2005	19.19	--	1.8581	25.2	10,903
December 31, 2006	19.51	--	. 8425	23.6	11,560
December 31, 2007	19.86	--	1.7607	24.7	12,802
December 31, 2008	13.78	. 0062	. 0327	14.9	8,909
December 31, 2009	17.54	. 0005	--	23.5	11,341
December 31, 2010	21.50	--	1.5377	24.8	14,888
December 31, 2011	20.47	--	1.2484	22.9	15,034
December 31, 2012	20.51	--	2.0167	22.3	16,568
December 31, 2013	26.21	--	1.5957	23.9	22,466
December 31, 2014	24.66	--	2.6251	24.9	23,361
December 31, 2015	22.27	--	1.8767	23.4	22,849
December 31, 2016	22.44	--	2.5295	25.3	25,591
December 31, 2017	24.74	--	2.0989	27.7	30,597
June 30, 2018	26.51	--	--	28.1	32,786
(1) Date of Initial Public Offering.
(2) Based on latest 12 months accomplished earnings.
(3) Assuming reinvestment of all distributions.

Approval of Investment Advisory Contract
(unaudited)

A discussion of the Approval by the Board of Directors of the Fund s Investment Advisory
Contract can be found in the Fund's Annual Report dated December 31, 2017.

Information on Proxy Voting
(unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling
800-544-6547 or 414-276-0535. It also appears in the Fund's Statement of Additional
Information, which can be found on the SEC' s website, www.sec.gov. A record of how the
Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund's website, www.nicholasfunds.com, and the SEC's website,
www.sec.gov.

Quarterly Portfolio Schedule
(unaudited)

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N - Q. The Fund s Form N - Q s are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference
Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Privacy Policy

(unaudited)

Nicholas Limited Edition, Inc. respects each shareholder's right to privacy. We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.

We collect the following non-public personal information about you:

*	Information we receive from you on applications or other forms, whether we receive the form in writing or electronically. This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.

*	Information about your transactions with us and account history with us. This includes, but is not limited to, your account number, balances and cost basis information. This also includes transaction requests made through our transfer agent.

*	Other general information that we may obtain about you such as demographic information.

WE DO NOT SELL ANY NON - PUBLIC PERSONAL INFORMATION ABOUT CURRENT OR FORMER SHAREHOLDERS.

INFORMATION SHARED WITH OUR TRANSFER AGENT, A THIRD PARTY COMPANY, ALSO IS NOT SOLD.

We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information. While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.

We may share non-public personal information about you:

*	With companies who work for us to service your accounts or to process transactions that you may request. This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.

*	With a party representing you, with your consent, such as your broker or lawyer.

*	When required by law, such as in response to a subpoena or other legal process.

The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information. Access is restricted to employees who the Adviser determines need the information in order to perform their job duties. To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.

In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

Nicholas Funds Services Offered (unaudited)

IRAs
Traditional	SIMPLE
Roth	SEP
Coverdell Education Accounts
Automatic Investment Plan
Direct Deposit of Dividend and Capital Gain Distributions
Systematic Withdrawal Plan
Monthly Automatic Exchange between Funds
Telephone Purchase and Redemption
Telephone Exchange
24-hour Automated Account Information (800-544-6547)
24-hour Internet Account Access ( www . nicholasfunds . com )

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds (800-544-6547) .

Notes

Notes

Directors and Officers
DAVID O. NICHOLAS, President and Director

JOHN A. HAUSER, Director

TIMOTHY P. REILAND, Director

JAY H. ROBERTSON, Director

DAVID L. JOHNSON, Executive Vice President

JENNIFER R. KLOEHN, Senior Vice President,
Treasurer and Chief Compliance Officer

LYNN S. NICHOLAS, Senior Vice President

LAWRENCE J. PAVELEC, Senior Vice President and Secretary

NEAL O. DIHORA, Vice President

CANDACE L. LESAK, Vice President

Investment Adviser
NICHOLAS COMPANY, INC.
Milwaukee, Wisconsin
www.nicholasfunds.com
414- 276- 0535 or 800- 544- 6547

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
Milwaukee, Wisconsin
414- 276- 0535 or 800- 544- 6547

Distributor
QUASAR DISTRIBUTORS, LLC
Milwaukee, Wisconsin

Custodian
U.S. BANK N.A.
Milwaukee, Wisconsin

Independent Registered Public Accounting Firm
DELOITTE & TOUCHE LLP
Milwaukee, Wisconsin

Counsel
MICHAEL BEST & FRIEDRICH LLP
Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.
Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.
Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.
Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.
Not applicable to this filing.

Item 6. Schedule of Investments.
The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Applicable only to closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable to this filing.

Item 11. Controls and Procedures.
The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N- CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the
Fund's internal controls subsequent to the date of their evaluation.

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment
Companies.
Applicable only to annual reports filed by closed-end funds.

Item 13. Exhibits.
(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-
2(a) under the Investment Company Act of 1940.

(a)(3) Written Solicitation to Purchase Securities -- Any written solicitation to purchase securities under
Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable to this filing.

(a)(4) Change in the registrant s independent public accountant during the reporting period.

Not applicable to this filing.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: August 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: August 30, 2018 By: Jennifer R. Kloehn Name: Jennifer R. Kloehn Title: Principal Financial Officer Date: August 30, 2018